Organization and Basis of Presentation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) state	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 28, 2016	Sep. 30, 2016
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
General partners' capital account, percentage	77.00%
Limited partners' capital account, percentage	23.00%
Number of states in which entity operates | state	46
Services	$ 158,850	$ 142,762	$ 123,698
Depreciation, amortization and accretion expense	106,818	98,596	72,527
Earnings in unconsolidated affiliates	(40,158)	(8,201)	(348)
Net loss	(48,544)	(199,841)	(79,567)
Intangible assets, net	225,283	247,281
Investment in unconsolidated affiliates	(291,987)	(63,704)
Noncontrolling interests	16,755	12,111
Additions to property, plant and equipment	147,796	208,040	153,876
Investments in unconsolidated affiliates	(150,179)	(65,701)	(12,000)
Contributions from noncontrolling interest owners	3,366	584	0
Allowance for doubtful accounts receivable	1,900	1,200
Bad debt expense	$ 1,038	$ 1,212	$ 820
Minimum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Useful Life (in years)	3 years
Useful life	5 years
Maximum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Useful Life (in years)	40 years
Useful life	30 years
8.50% Senior Notes, due 2021 | Senior Notes
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Debt instrument, interest rate (percent)	8.50%			8.50%
3.77% Senior Notes, due 2031 | Senior Notes
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Debt instrument, interest rate (percent)	3.77%				3.77%